16. COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Commitments And Contingencies Details
2015 (six months)	$ 187
2016	588
2017	160
2018	19
2019	0
Total	$ 954